VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the “Portfolio”)

Supplement dated November 21, 2025

to the Portfolio’s Adviser Class, Initial Class, and Service Class Shares’

Prospectus, dated May 1, 2025

(the “Prospectus”)

Effective November 5, 2025, Umang Khetan, CFA, was added as a portfolio manager for the Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Devin Armstrong, CFA	Kevin Holt, CFA
Co-Lead Portfolio Manager (since 07/07)	Co-Lead Portfolio Manager (since 05/02)
Umang Khetan, CFA	James Warwick
Portfolio Manager (since 11/25)	Portfolio Manager (since 07/07)

2.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Umang Khetan,	Invesco	VY® Invesco Comstock	Mr. Khetan, Portfolio
CFA		Portfolio	Manager, has been associated
with Invesco and/or its
affiliates since 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Invesco Comstock Portfolio

(the “Portfolio”)

Supplement dated November 21, 2025

to the Portfolio’s Adviser Class, Initial Class, and Service Class Shares’

Statement of Additional Information, dated May 1, 2025

(the “SAI”)

Effective November 5, 2025, Umang Khetan, CFA, was added as a portfolio manager for the Portfolio.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

Invesco

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment Vehicles
		Number of	Total Assets	Number	Total	Number	Total
Portfolio		Accounts		of	Assets	of	Assets
Manager	Portfolio			Accounts		Accounts
Umang	VY® Invesco	1	$433,500,000	0	$0	0	$0
Khetan,	Comstock
CFA2	Portfolio

2 As of August 31, 2025.

2. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

	Investment Adviser	Portfolio(s) Managed by the	Dollar Range of Shares
Portfolio Manager	or Sub-Adviser	Portfolio Manager	Owned
Umang Khetan, CFA1	Invesco	VY® Invesco Comstock Portfolio	None

1 As of August 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE